Cash from operations (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Loss before taxation	$ (87,978)	$ (1,213,085)	[1]	$ (1,647,292)	$ (1,190,092)	[1]
Adjustments:
Depreciation of property, plant and equipment	76,436	103,377		153,002	209,691
Amortization of intangible assets	10,730	13,117		21,730	25,759
Amortization of prepaid site rent	2,387	2,424		4,989	5,129
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2,914	935		5,974	5,081
Impairment of assets held for sale	2,853			2,853
Impairment of goodwill				87,894
Impairment of withholding tax receivables	2,756	13,349		10,972	24,604
Net (gain)/loss on disposal of property, plant and equipment	(1,919)	168		(2,292)	(566)
Share-based payment expense	4,885	3,628		8,066	6,917
(Reversal of loss allowance)/loss allowance on trade receivables	(2,381)	954		2,179	4,514
Finance income	(43,010)	(8,373)		(24,376)	(13,160)
Finance costs	279,156	1,369,052		1,812,744	1,546,019
Insurance claim income	(30)	(133)		(40)	(278)
Operating income before working capital changes	246,799	285,413		436,403	623,618
Changes in working capital
Decrease/(increase) in inventory	6,049	28,811		(5,395)	36,721
Increase in trade and other receivables	(111,876)	(49,000)		(187,127)	(137,079)
Increase/(decrease) in trade and other payables	10,624	(6,127)		699	(12,141)
Net movement in working capital	(95,203)	(26,316)		(191,823)	(112,499)
Cash from operations	$ 151,596	$ 259,097	[2]	$ 244,580	$ 511,119	[2]

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).
[2]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).